Leases (Tables)	12 Months Ended
Dec. 31, 2022
Table Text Block [Abstract]
Operating Lease, Lease Income [Table Text Block]

	Year Ended December 31,
Lease revenue	2022	2021
Fixed contractual payments	$7,107	$9,154
Variable lease payments	$21,542	$6,939
Straight-line rental income	$25	$135

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Table Text Block]

Years Ending December 31,	Future lease payments due
2023	$5,010
2024	$4,484
2025	$3,504
2026	$2,626
2027	$523
Thereafter	$—